Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies (Textual) [Abstract]
Expense under contribution profit sharing plans	$ 2,800,000	$ 2,300,000	$ 1,400,000
Rent expense	66,200,000	55,000,000	$ 28,700,000
Reserves for estimated uninsured losses	1,300,000
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2016	48,117,000
2017	39,236,000
2018	32,059,000
2019	17,813,000
2020	11,402,000
Thereafter	20,203,000
Insurance Claims
Commitments and Contingencies (Textual) [Abstract]
Liability and cargo insurance coverage for claims	500,000
Cargo Claims
Commitments and Contingencies (Textual) [Abstract]
Liability and cargo insurance coverage for claims	100,000
Uninsured Risk
Commitments and Contingencies (Textual) [Abstract]
Reserves for estimated uninsured losses	$ 7,200,000	$ 5,800,000